Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	38,333,334
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 230,000,004.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	(a) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-291244) on November 4, 2025 deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (b) Includes 5,000,000 shares of common stock that the underwriters have an option to purchase for 30 days after the date of the prospectus supplement to which this exhibit is attached. (c) Includes 833,333 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. Maximum offering price per unit of such shares includes the sum of the offering price of the pre-funded warrants of $5.999 per pre-funded warrant and the exercise price of $0.001 per share of common stock issuable pursuant to the pre-funded warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	833,333
Proposed Maximum Offering Price per Unit	5.999
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.